Cash,Cash Equivalents and Restricted Cash - Schedule of breakdown of cash, cash equivalents and restricted cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash	$ 64,024	$ 71,355
Cash and cash equivalents held by the lessor VIE (note 9)	66,130	71,515
Restricted cash	1,310	160
Total cash, cash equivalents and restricted cash	66,130	$ 71,515
Variable Interest Entity, Primary Beneficiary [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents held by the lessor VIE (note 9)	796
Total cash, cash equivalents and restricted cash	$ 796